Columbia Seligman Global Technology Fund
First Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Cayman Islands 0.1%
Rigaku Holdings Corp.	637,600	3,757,480
Germany 0.5%
TeamViewer SE(a)	1,074,989	12,730,757
Israel 1.2%
Check Point Software Technologies Ltd.(a)	97,121	21,174,320
CyberArk Software Ltd.(a)	30,326	11,250,340
Total		32,424,660
Japan 1.5%
Renesas Electronics Corp.(a)	2,925,900	39,190,910
Netherlands 1.7%
NXP Semiconductors NV	217,492	45,357,957
Singapore 0.3%
Kulicke & Soffa Industries, Inc.	172,339	7,643,235
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	80,700	16,892,124
United Kingdom 0.3%
Alphawave IP Group PLC(a)	4,154,600	7,329,727
United States 92.8%
Adeia, Inc.	1,408,606	18,100,587
Advanced Energy Industries, Inc.	240,625	27,691,125
Alphabet, Inc., Class A	571,207	116,537,652
Alphabet, Inc., Class C	218,082	44,837,659
Amazon.com, Inc.(a)	229,700	54,595,096
Analog Devices, Inc.	67,620	14,328,002
ANSYS, Inc.(a)	34,100	11,952,050
Apple, Inc.	468,616	110,593,376
Applied Materials, Inc.	372,726	67,221,134
Arista Networks, Inc.(a)	215,300	24,809,019
Atlassian Corp., Class A(a)	35,900	11,013,402
Block, Inc., Class A(a)	276,300	25,093,566
Bloom Energy Corp., Class A(a)	4,279,011	100,899,079
Broadcom, Inc.	652,690	144,420,716
Cisco Systems, Inc.	643,700	39,008,220
Comcast Corp., Class A	664,073	22,352,697
Coursera, Inc.(a)	319,200	2,461,032
Common Stocks (continued)
Issuer	Shares	Value ($)
DocuSign, Inc.(a)	114,686	11,093,577
Dropbox, Inc., Class A(a)	1,793,606	57,664,433
eBay, Inc.	1,205,336	81,336,073
Electronic Arts, Inc.	90,300	11,098,773
F5, Inc.(a)	93,401	27,764,381
Five9, Inc.(a)	365,600	14,985,944
Fiverr International Ltd.(a)	255,200	7,878,024
Gen Digital, Inc.	1,812,202	48,766,356
Global Payments, Inc.	673,121	75,961,705
GoDaddy, Inc., Class A(a)	236,952	50,387,843
Hewlett Packard Enterprise Co.	1,139,700	24,150,243
Juniper Networks, Inc.	155,630	5,425,262
Lam Research Corp.	1,530,351	124,034,949
Lyft, Inc., Class A(a)	1,454,200	19,689,868
Marvell Technology, Inc.	508,453	57,384,006
Match Group, Inc.(a)	1,068,977	38,162,479
Meta Platforms, Inc., Class A	114,020	78,580,304
Microsoft Corp.	283,840	117,810,630
NetApp, Inc.	439,946	53,717,407
NVIDIA Corp.	1,037,170	124,533,002
ON Semiconductor Corp.(a)	593,100	31,042,854
Oracle Corp.	389,583	66,252,485
Palo Alto Networks, Inc.(a)	172,770	31,862,243
Pinterest, Inc., Class A(a)	609,491	20,088,823
RingCentral, Inc., Class A(a)	699,545	24,358,157
Salesforce, Inc.	142,928	48,838,498
Semtech Corp.(a)	431,569	28,897,860
Shift4 Payments, Inc., Class A(a),(b)	101,728	12,192,101
Synaptics, Inc.(a)	493,946	41,936,015
Synopsys, Inc.(a)	64,013	33,637,551
Tenable Holdings, Inc.(a)	526,871	22,702,871
Teradyne, Inc.	442,635	51,252,707
TripAdvisor, Inc.(a)	498,697	8,757,119
Varonis Systems, Inc.(a)	269,200	12,210,912
Visa, Inc., Class A	204,456	69,883,061

Columbia Seligman Global Technology Fund  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Global Technology Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.(a)	676,910	44,087,148
Total		2,414,340,076
Total Common Stocks (Cost $1,304,752,529)		2,579,666,926

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(c),(d)	28,833,230	28,830,347
Total Money Market Funds (Cost $28,827,557)		28,830,347
Total Investments in Securities (Cost $1,333,580,086)		2,608,497,273
Other Assets & Liabilities, Net		(5,510,780)
Net Assets		$2,602,986,493
At January 31, 2025, securities and/or cash totaling $2,420,970 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Shift4 Payments, Inc.	Morgan Stanley	USD	(1,210,485)	(101)	130.00	02/21/2025	(30,161)	(31,815)
Shift4 Payments, Inc.	Morgan Stanley	USD	(1,210,485)	(101)	125.00	02/21/2025	(39,615)	(47,975)
Total							(69,776)	(79,790)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Semiconductor and Technology ETF
	2,525,932	—	(1,633,260)	(892,672)	—	19,965	966,858	4,814	—
Columbia Short-Term Cash Fund, 4.511%
	16,768,904	128,819,148	(116,758,094)	389	28,830,347	—	1,522	131,247	28,833,230
Total	19,294,836			(892,283)	28,830,347	19,965	968,380	136,061
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Seligman Global Technology Fund  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Global Technology Fund, January 31, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Seligman Global Technology Fund  | 2025

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1QT220_10_R01_(03/25)